Major Group Investments - Direct and Indirect - Schedule of Share Held and Group Beneficial Interest in Other Equity Investments (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lunnon Metals Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, group beneficial interest (in percent)	30.50%	30.50%
Lunnon Metals Limited | Listed associates
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, shares held (in shares)	67,327,550	67,327,550
Listed associates, group beneficial interest (in percent)	30.20%	30.50%
Vior
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, group beneficial interest (in percent)	19.96%	20.70%
Vior | Listed associates
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, shares held (in shares)	0	52,076,544
Listed associates, group beneficial interest (in percent)	0.00%	20.70%
Amarc Resources Limited | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	6,000,000	5,000,000
Listed equity investments, group beneficial interest (in percent)	2.70%	2.30%
Chakana Copper Corp | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	4,586,169	45,861,699
Listed equity investments, group beneficial interest (in percent)	10.30%	17.20%
Founders Metals Inc. | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	12,048,193	0
Listed equity investments, group beneficial interest (in percent)	10.50%	0.00%
Galiano Gold Inc. (formerly Asanko Gold Inc.) | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	0	50,471,657
Listed equity investments, group beneficial interest (in percent)	0.00%	19.60%
Generation Mining Limited | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	8,594,000	8,594,000
Listed equity investments, group beneficial interest (in percent)	3.20%	3.60%
Great Southern Mining Limited | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	46,108,597	46,108,597
Listed equity investments, group beneficial interest (in percent)	4.60%	4.70%
Hamelin Gold Limited | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	35,132,500	23,500,000
Listed equity investments, group beneficial interest (in percent)	17.70%	14.90%
Killi Resources Limited | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	15,346,797	15,346,797
Listed equity investments, group beneficial interest (in percent)	10.90%	10.90%
Lefroy Exploration Limited | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	21,613,910	21,613,910
Listed equity investments, group beneficial interest (in percent)	8.70%	8.80%
Mineral Resource Limited | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	655,031	655,031
Listed equity investments, group beneficial interest (in percent)	0.30%	0.30%
Onyx Gold Corp | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	8,431,579	2,631,579
Listed equity investments, group beneficial interest (in percent)	9.90%	5.30%
O3 Mining Inc | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	0	18,291,854
Listed equity investments, group beneficial interest (in percent)	0.00%	15.60%
Osisko Metals Inc. | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	10,992,200	10,992,200
Listed equity investments, group beneficial interest (in percent)	1.60%	3.60%
Queen's Road Capital Investments Limited | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	0	1,968,500
Listed equity investments, group beneficial interest (in percent)	0.00%	4.00%
Torq Resources Inc | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	20,678,260	20,678,260
Listed equity investments, group beneficial interest (in percent)	11.10%	14.90%
Tesoro Gold Limited | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	23,017,782	272,350,072
Listed equity investments, group beneficial interest (in percent)	12.90%	17.50%
Vior Mining Exploration Company Inc. | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	82,971,574	0
Listed equity investments, group beneficial interest (in percent)	19.90%	0.00%
Yandal Resources Limited | Listed equity investments
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	56,514,384	0
Listed equity investments, group beneficial interest (in percent)	14.90%	0.00%